Provisions	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions	Provisions At June 30, 2023 a provision of £1,254,000 existed in respect of the Group’s obligation to restore alterations made on leased space within three of the Group’s leasehold properties. The required work for two of the spaces is expected to be completed in 2024 and in 2031 for the other space.